BMW Vehicle Owner Trust 2025-A
Accrued Interest Date: 05/26/2026	Collection Period Ending:	5/31/2026
Current Payment Date: 06/25/2026	Period:	16

Balances

	Initial	Beginning of Period	End of Period
Pool Balance	$1,897,363,700.14	$955,290,909.97	$906,998,492.95
Yield Supplement Overcollateralization Amount	$102,491,905.06	$39,408,516.39	$36,697,531.71
Adjusted Pool Balance	$1,794,871,795.08	$915,882,393.58	$870,300,961.24
Reserve Account	$4,487,179.49	$4,487,179.49	$4,487,179.49
Overcollateralization	$44,871,795.08	$44,871,794.88	$44,871,794.88

Notes				Ratio
Class A-1 Notes	$350,000,000.00	$-	$-	0.0%
Class A-2a Notes	306,250,000.00	41,755,299.35	18,964,583.18	2.3%
Class A-2b Notes	306,250,000.00	41,755,299.35	18,964,583.18	2.3%
Class A-3 Notes	647,500,000.00	647,500,000.00	647,500,000.00	78.4%
Class A-4 Notes	140,000,000.00	140,000,000.00	140,000,000.00	17.0%
	$1,750,000,000.00	$871,010,598.70	$825,429,166.36	100.0%

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	$4,291,991.53
Servicer Advances	158,229.13
Servicer Advance Reimbursement	153,969.03
Administrative Purchase Payment	0.00
Warranty Purchase Payment	7,612.20
Recoveries	10,927.26
Investment Earnings from Reserve Account	13,311.11
Investment Earnings from Collection Account	0.00
Total Available Interest	$4,328,102.20

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$29,900,161.65
Receipts of Pre-Paid Principal	17,193,483.90
Liquidation Proceeds	442,423.74
Administrative Purchase Payment	0.00
Warranty Purchase Payment	534,493.85
Total Available Principal	$48,070,563.14
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$52,398,665.34

Distributions:
Servicing Fees	$796,075.76
Non-recoverable Servicer Advance Reimbursement	24,131.98
Noteholder's Accrued and Unpaid Interest	3,294,439.08
First Priority Principal Distribution Amount to Noteholders	709,637.46
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	44,871,794.88
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	0.00
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	0.00
Certificate Distribution Account (any remaining payments)	2,702,586.18
Total Distributions	$52,398,665.34

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$955,290,909.97
Monthly Principal Received
Regular Principal Received	$29,900,161.65
Prepaid Principal Received	17,193,483.90
Liquidation Proceeds	442,423.74
Principal Balance Allocable to Gross Charge-offs	221,853.88
Principal Portion of Repurchased Receivables	534,493.85
Total Monthly Principal Amounts	$48,292,417.02

Ending Receivable Principal Balance	$906,998,492.95

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	$-
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	$-
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	$-
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	$-
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	$-
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	$-
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		4.40100%	$0.00	0.00
Class A-2a Notes		4.43000%	$154,146.65	0.50
Class A-2b Notes		3.91210%	$136,125.76	0.44
Class A-3 Notes		4.56000%	$2,460,500.00	3.80
Class A-4 Notes		4.66000%	$543,666.67	3.88
			$3,294,439.08

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$-	$-	$-	0.00	0.00
Class A-2a Notes	41,755,299.35	22,790,716.17	18,964,583.18	74.42	0.06
Class A-2b Notes	41,755,299.35	22,790,716.17	18,964,583.18	74.42	0.06
Class A-3 Notes	647,500,000.00	-	647,500,000.00	0.00	1.00
Class A-4 Notes	140,000,000.00	-	140,000,000.00	0.00	1.00
	871,010,598.70	45,581,432.34	825,429,166.36

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	$39,408,516.39
Beginning Period Amount	39,408,516.39
Current Distribution Date Required Amount	36,697,531.71
Current Period Release	2,710,984.68
Ending Period Amount	$36,697,531.71

Reserve Account

Beginning Period Required Amount	$4,487,179.49
Beginning Period Amount	4,487,179.49
Net Investment Earnings	13,311.11
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	4,487,179.49
Release to Depositor	13,311.11
Ending Period Amount	$4,487,179.49

Overcollateralization

Beginning Period Overcollateralization Amount	$44,871,794.88
Target Overcollateralization Amount	$44,871,794.88
Ending Period Over Collateralization Amount	$44,871,794.88
Current Period Release	$0.00

Receivables Data
		Beginning Period	Ending Period
Number of Receivables		32,331	31,376
Weighted Average Remaining Term		39.85	39.02
Weighted Average Annual Percentage Rate		5.49%	5.49%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	144	$5,948,700.43	0.66%
60-89 Days	45	1,975,727.75	0.22%
90-119 Days	13	514,607.82	0.06%
120+ Days	5	225,235.16	0.02%

Total 30+ Days Past Due as of the end of the current period	207	$8,664,271.16	0.96%
Total 60+ Days Past Due as of the end of the current period	63	$2,715,570.73	0.30%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.96%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.90%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.88%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		24	1,351,587.91
Ending Period Repossessed Receivables Balance		23	1,225,362.58
Principal Balance of 90+ Day Repossessed Vehicles		5	332,980.23

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		11	221,853.88
Recoveries		7	10,927.26
Net Write-Offs			210,926.62
Cumulative Net Write-offs		111	$1,841,325.67
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.20%
Charge Off Rate **			0.09%
Avg of Net Write-offs ***			$16,588.52

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	14	220,348.69
Recoveries	8	23,850.45
Net Write-Offs		196,498.24
Cumulative Net Write-offs	100	$1,630,399.05
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.17%
Charge Off Rate **		0.09%
Avg of Net Write-offs ***		$16,303.99

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	13	209,510.28
Recoveries	8	6,853.69
Net Write-Offs		202,656.59
Cumulative Net Write-offs	86	$1,433,900.81
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.14%
Charge Off Rate **		0.08%
Avg of Net Write-offs ***		$16,673.27

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	7	173,789.45
Recoveries	21	25,211.68
Net Write-Offs		148,577.77
Cumulative Net Write-offs	73	$1,231,244.22
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.11%
Charge Off Rate **		0.06%
Avg of Net Write-offs ***		$16,866.36

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.